Inventories (Tables)	6 Months Ended
Feb. 28, 2025
Notes and other explanatory information [abstract]
Schedule of inventory

	February 28, 2025	August 31, 2024
Ore stockpile	$6,232	$4,533
Gold in circuit	1,123	837
Gold doré	5	55
Total precious metals inventories	7,360	5,425
Supplies	1,694	824
Total inventories	$9,054	$6,249